EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders-basic and diluted	$ 43,493,756	$ 12,956,889	$ 16,649,176
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	261,742,244	258,015,851	206,349,976
Plus: share options	3,075,511	3,396,082	5,003,667
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	264,817,755	261,411,933	211,353,643
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$ 0.17	$ 0.05	$ 0.08
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ 0.16	$ 0.05	$ 0.08
Outstanding employee options excluded from computation of diluted earnings per share	10,899,141	12,563,541	6,154,166